Fair Value Measurements (Details) - CIK_0001843477_Spring Valley Acquisition Corp. II - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets:
Cash and investments held in Trust Account	$ 26,615,977	$ 25,554,084
Fair value assets level 1 to level 2 transfers amount 1	0	0
Fair value assets level 2 to level 1 transfers amount 1	0	0
Fair value assets transferred into (out of) level 3	0	0
Level 1 | US Treasury Securities | Recurring
Assets:
Cash and investments held in Trust Account	26,615,977	$ 25,554,084
Level 3 | Recurring
Liabilities:
Non-redemption agreements derivative liability	$ 2,814,086